Prospectus Supplement                                       42315
4/98
dated April 6, 1998 to:
_________________________________________________________________
Putnam Balanced Fund
Putnam International Fund
Putnam Japan Fund (the "funds")

Prospectus dated December 30, 1997

In the section "How the funds are managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam
Management") that have primary responsibility for the day-to-day management of the funds is replaced with the following:

                                   Business experience
                    Year           (at least 5 years)
                         ----           ------------------

Putnam Balanced Fund

David J. Santos          1995           Employed as an investment
Senior Vice President                             professional by
                                   Putnam Management since 1986.

James Prusko        1998           Employed as an investment
Vice President
                                   professional by Putnam
                                   Management since 1992.

David L. Waldman         1998           Employed as an investment
Vice President
                                   professional by Putnam
                                   Management since 1997.  Prior
                                   to June, 1997, Mr. Waldman was
                                   a Senior Portfolio Manager at
                                   Lazard Freres, and prior to
                                   April, 1995, he held various
                                   positions at Goldman Sachs,
                                   including Analyst, Associate,
                                   Portfolio Manager and Vice
                                   President.
Putnam International Fund

Justin M. Scott          1995           Employed as an investment
Managing Director
                                   professional by Putnam
                                   Management since 1988.

Seung H. Minn       1997           Employed as an investment
Senior Vice President                             professional by
                                   Putnam Management since 1995.
                                   Prior to June, 1995, Mr. Minn
                                   was a Vice President and
                                   Portfolio Manager at Templeton
                                   Quantitative Advisors.
Putnam Japan Fund

Robert Swift        1995           Employed as an investment
Managing Director
                                   professional by Putnam
                                   Management since 1995.  Prior
                                   to August, 1995, Mr. Swift was
                                   Director and Senior Portfolio
                                   Manager at IAI
                                   International/Hill Samuel
                                   Investment Advisors.